UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 2/28

Date of reporting period: 07/01/08 - 06/30/09


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========= WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=========== WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND ============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET ==================
=================              FUND SM              ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=================== WELLS FARGO ADVANTAGE MONEY MARKET FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=================== WELLS FARGO ADVANTAGE MONEY MARKET TRUST ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP =================
=================              FUND SM               =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=========== WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============ WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============ WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 24, 2009



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.